OIL & NATURAL GAS PROPERTIES	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Extractive Industries [Abstract]
OIL & NATURAL GAS PROPERTIES

4.	OIL & NATURAL GAS PROPERTIES

The following table presents the capitalized costs for oil and natural gas properties of the Company:

	June 30, 2024	December 31, 2023
Evaluated costs subject to amortization	$-	$-
Unevaluated costs	109,586,181	107,910,429
Total capitalized costs	109,586,181	107,910,429
Less accumulated depreciation, depletion and amortization	-	-
Less accumulated impairment	(109,368,390)	(107,910,429)
Total oil and gas properties	$217,791	$-

Unevaluated costs as of June 30, 2024, and December 31, 2023, include cumulative costs of developing projects including the Orogrande and Hazel Projects in West Texas, costs related to the Oklahoma Properties, and unevaluated costs related to the Louisiana Wildcat projects. The $217,791 balance of oil and natural gas properties as of June 30, 2024, is entirely attributable to the Wildcat Projects. Accumulated Impairment adjustments relate solely to the Orogrande Project. In accordance with required accounting adjustments related to the Spin-Off, the carrying value of the oil and natural gas assets were adjusted to fair value as of December 15, 2022. Impairment adjustments disclosed above were partially recorded as of December 31, 2022, as of December 31, 2023 and as of June 30, 2024.

The Company periodically adjusts for the separation of evaluated versus unevaluated costs within its full cost pool to recognize the value impairment related to the expiration of, or changes in market value, of unevaluated leases. The impact of reclassifications as they become necessary is to increase the basis for calculation of future period’s depletion, depreciation and amortization which effectively recognizes the impairment on the consolidated statement of operations over future periods. Reclassified costs also become evaluated costs for purposes of ceiling tests, and which may cause recognition of increased impairment expense in future periods. There were no remaining cumulative unevaluated costs for the Orogrande Project which had been impaired within the Company’s full cost pool totals as of June 30, 2024, or at December 31, 2023. The balance of oil and gas properties as of June 30, 2024 consists of accumulated costs associated with the Wildcat Properties.

The Company had no proved reserve value associated with our properties as of June 30, 2024.

Due to the volatility of commodity prices, should oil and natural gas prices decline in the future, it is possible that a write-down could occur. Proved reserves are estimated quantities of crude oil, natural gas, and NGLs, which geological and engineering data demonstrate with reasonable certainty to be recoverable from known reservoirs under existing economic and operating conditions. The independent engineering estimates include only those amounts considered to be proved reserves and do not include additional amounts which may result from new discoveries in the future, or from application of secondary and tertiary recovery processes where facilities are not in place or for which transportation or marketing contracts are not in place. Estimated reserves to be developed through secondary or tertiary recovery processes are classified as unevaluated properties.

Current Projects

The Company is an energy company engaged in the acquisition, exploration, exploitation and/or development of oil and natural gas properties in the United States. The Company is primarily focused on the acquisition of early-stage projects, the development and delineation of these projects, and then the monetization of those assets once these activities are completed.

The Company’s primary focus is the development of interests in oil and natural gas projects it holds in the Permian Basin in West Texas. The Company also holds minor interests in certain other oil and natural gas projects in Central Oklahoma.

As of June 30, 2024, the Company had interests in four oil and natural gas projects: the Orogrande Project in Hudspeth County, Texas, the Hazel Project in Sterling, Tom Green, and Irion Counties, Texas, two wells in Central Oklahoma, and the Wildcat Properties that hold mineral leases in Louisiana.

Orogrande Project, West Texas

On August 7, 2014, Torchlight entered into a Purchase Agreement with Hudspeth, McCabe Petroleum Corporation (“MPC”), and Gregory McCabe (“Mr. McCabe”). Mr. McCabe was the sole owner of both Hudspeth and MPC. Under the terms and conditions of the Purchase Agreement, Torchlight purchased 100% of the capital stock of Hudspeth which held certain oil and natural gas assets, including a 100% working interest in approximately 172,000 predominately contiguous acres in the Orogrande Basin in West Texas. Mr. McCabe has, at his option, a 10% working interest back-in after payout and a reversionary interest if drilling obligations are not met, all under the terms and conditions of a participation and development agreement among Hudspeth, MPC and Mr. McCabe. Such back-in interest is expected to be contributed to the Company pursuant to that certain Contribution Agreement (as defined below). See Note 11—Subsequent Events for additional information regarding the Contribution Agreement. Mr. McCabe also holds a 4.5% overriding royalty interest in the Orogrande acreage, which he obtained prior to, and was not a part of the August 2014 transaction.

Effective March 27, 2017, the Orogrande acreage became subject to a University Lands D&D Unit Agreement (“DDU Agreement”), which allows for all 192 existing leases covering approximately 134,000 gross acres leased from University Lands to be combined into one drilling and development unit for development purposes. The term of the DDU Agreement expires on December 31, 2024, and the time to drill on the drilling and development unit continues through December 31, 2024. The DDU Agreement also grants the right to extend the DDU Agreement through December 31, 2028 if compliance with the DDU Agreement is met and the extension fee associated with the additional time is paid. The Company expects to exercise its option to extend the term under the DDU Agreement prior to its expiration.

Drilling obligations under the DDU Agreement include five wells per year in years 2021, 2022, 2023, and 2024. The drilling obligations are minimum yearly requirements and may be exceeded if acceleration is desired.

Drilling Requirement 2023

Effective as of October 6, 2023, the Company and certain investor participants (each a “Participant” and collectively the “Participants”) entered into twenty-five separate Participation Agreements (the “Participation Agreements”), “The Johnson Project,” to conduct drilling of wells in approximately 17,000 acres in Hudspeth County, Texas, which is a portion of the Company’s Orogrande Prospect. The aggregate total of Prospect Fees paid by the participants was $1,700,000.

As of December 31, 2023, and at June 30, 2024, the drilling requirements had been met and leases covering approximately 134,000 acres remain in effect.

Acquisition of Working Interest

On December 21, 2022, the Company entered into that certain Agreement and Plan of Merger (the “Merger Agreement”) with Hudspeth, Wolfbone, MPC and Mr. McCabe, pursuant to which in a series of transactions the oil and natural gas leases, the lands covered by such leases, pooling and communitization agreements, rights-of-way, the surface estate of the lands and all wells located in Orogrande Project will be transferred, conveyed and assigned to Hudspeth (or its designated assignee) in consideration of (1) treating the Orogrande Obligations (as defined in the Merger Agreement) as having been irrevocably satisfied and discharged in full with respect to MPC and (2) an issuance of 56,297,638 shares of Company common stock to Mr. McCabe (such series of transactions collectively, the “Merger”).

The Merger became effective on April 25, 2023. As a result of the Merger, the Company acquired Wolfbone’s 22.6249% remaining rights to working interest in the Orogrande Project in consideration of the issuance by the Company of the 56,297,638 shares of the Company’s common stock to Mr. McCabe.

The Merger was completed in accordance with the Texas Business Organizations Code, whereby (a) the Company formed NBH MergeCo, LLC with the State of Texas (“MergeCo”) in order to cause Hudspeth to assign all of its rights under the Merger Agreement to MergeCo and MergeCo assumed Hudspeth’s obligations under the Merger Agreement, (b) MergeCo, Wolfbone and MPC merged with each of Wolfbone and MPC as surviving entities, and (c) Wolfbone became a direct and wholly-owned subsidiary of the Company. The closing of the transactions contemplated by the Merger Agreement occurred on May 11, 2023.

On May 11, 2023, the Company and its wholly owned subsidiary, Hudspeth, entered into a contribution and exchange agreement with each of the prior working interest owners in the Orogrande Project named in the table below (each an “Orogrande Owner” and collectively, the “Orogrande Owners”), pursuant to which, the Company issued to the Orogrande Owners the number of shares of the Company’s common stock set forth opposite such Orogrande Owner’s name below in exchange for and in order to acquire such Orogrande Owner’s rights to working interest in the Orogrande Project.

Schedule of Common Stock to be issued to Orogrande Owners

	Shares of Common Stock	Working Interest Contribution
Dingus Investments, Inc.	7,050,382	2.8334%
Pandora Energy, LP	6,220,779	2.5000%
Kennedy Minerals, Ltd	6,220,779	2.5000%
The de Compiegne Property Company No. 20, Ltd	6,220,779	2.5000%
Loma Hombre Energy, LLC	622,078	0.2500%
Sero Capital, LLC	725,840	0.2917%
TOTAL	27,060,637	10.8751%

The Orogrande Project ownership as of June 30, 2024, is detailed as follows:

	Revenue	Working
	Interest	Interest

University Lands – Mineral Owner	20.000%

ORRI – Magdalena Royalties, LLC, an entity controlled by Gregory McCabe, Chairman of the Board	4.500%

ORRI – Unrelated Party	0.500%

Hudspeth Oil Corporation, a subsidiary of Next Bridge Hydrocarbons, Inc.	56.250%	75.000%
Wolfbone Investments, LLC, a subsidiary of Next Bridge Hydrocarbons, Inc.	18.750%	25.000%
	100.000%	100.000%

Hazel Project in the Midland Basin in West Texas

Effective April 4, 2016, TEI acquired from MPC a 66.66% working interest in approximately 12,000 acres in the Midland Basin. A back-in after payout of a 25% working interest was retained by MPC and another unrelated working interest owner.

In October 2016, the holders of all of Torchlight’s then-outstanding shares of Series C Preferred Stock (which were issued in July 2016) elected to convert into a total 33.33% working interest in our Hazel Project, reducing TEI’s ownership from 66.66% to a 33.33% working interest.

Acquisition of Additional Interests in Hazel Project

On January 30, 2017, Torchlight entered into and closed an Agreement and Plan of Reorganization and a Plan of Merger with an entity which was wholly owned by Mr. McCabe, which resulted in the acquisition of approximately 40.66% working interest in the 12,000 gross acres, 9,600 net acres, in the Hazel Project.

Also on January 30, 2017, Torchlight entered into and closed a Purchase and Sale Agreement with Wolfbone. Under the agreement, Torchlight acquired certain of Wolfbone’s Hazel Project assets, including its interest in the Flying B Ranch #1 well and the 40-acre unit surrounding the well.

Upon the closing of the transactions, the Torchlight working interest in the Hazel Project increased by 40.66% to a total ownership of 74%.

Effective June 1, 2017, Torchlight acquired an additional 6% working interest from unrelated working interest owners increasing its working interest in the Hazel Project to 80%, and an overall net revenue interest of 75%.

Seven test wells have been drilled on the Hazel Project to capture and document the scientific base in support of demonstrating the production potential of the property.

Option Agreement with Masterson Hazel Partners, LP

On August 13, 2020, the Company’s subsidiaries TEI and Torchlight Hazel (collectively, “Torchlight Subs”) entered into an option agreement (the “Option Agreement”) with Masterson Hazel Partners, LP (“MHP”) and MPC. Under the agreement, MHP was obligated to drill and complete, or cause to be drilled and completed, at its sole cost and expense, a new lateral well (the “Well”) on the Hazel Project, sufficient to satisfy Torchlight Subs’s continuous development obligations on the southern half of the prospect no later than September 30, 2020. MHP has satisfied this drilling obligation. MHP paid to Torchlight Subs $1,000 as an option fee at the time of execution of the Option Agreement. MHP is entitled to receive, as its sole recourse for the recoupment of drilling costs, the revenue from production of the Well attributable to Torchlight Subs’s interest until such time as it has recovered its reasonable costs and expenses for drilling, completing, and operating the well.

In exchange for MHP satisfying the above drilling obligations, Torchlight Subs granted to MHP the exclusive right and option to perform operations, at MHP’s sole cost and expense, on the Hazel Project sufficient to satisfy Torchlight Subs’s continuous development obligations on the northern half of the prospect. MHP declined to exercise its option to purchase the entire Hazel Project.

Hunton Play, Central Oklahoma

As of June 30, 2024, the Company was producing from one well in the Viking Area of Mutual Interest and one well in Prairie Grove.

Louisiana Projects

In March 2024, we enter into and closed a Contribution Agreement with Wildcat Partners SPV, LLC, a Delaware limited liability company (“Wildcat”), under which Wildcat transferred to us 100% of the issued and outstanding membership interests in each of (a) Wildcat Cowboy, LLC, a Texas limited liability company (“Cowboy”), (b) Wildcat Packer, LLC, a Texas limited liability company (“Packer”), (c) Wildcat Panther, LLC, a Texas limited liability company (“Panther”) and (d) Wildcat Valentine, LLC, a Texas limited liability company (“Valentine”). As consideration, we issued 2,500,000 shares of our common stock, under the terms and conditions of the Contribution Agreement.

MPC previously owned and sold to Wildcat the underlying oil and gas prospects owned by Cowboy, Packer, Panther and Valentine. MPC always retained a 25% back-in after payout and various overriding royalty interests in the prospects owned by Cowboy, Packer, Panther and Valentine, but MPC agreed to waive its 25% back-in after payout but retain its overriding royalty interests in all such prospects in an effort to facilitate the transactions described below, including the sale of the leases owned by Valentine, including a leasehold estates in approximately 3,878.90 gross acres and 3,626.25 net acres of land situated in Lafourche Parish, Louisiana (the “Valentine Leases”), and the leases owned by Panther, including leasehold estates in approximately 618 gross acres and 618 net acres of land situated in Acadia Parish, Louisiana (the “Panther Leases”), the leases owned by Packer, including leasehold estates in approximately 4,349 gross acres and 4,349 net acres of land situated in Acadia and Lafourche Parish, Louisiana (the “Packer Leases”), the leases owned by Cowboy, including leasehold estates in approximately 835 gross acres and 835 net acres of land situated in Acadia Parish, Louisiana (the “Cowboy Leases”).

Concurrent with the closing of the above transactions with Wildcat, we entered into and closed a Participation Agreement with Magnetar an unrelated developer of oil and gas properties (“Magnetar”) under which we sold a 100% working interest, entitled to not less than a 75% net revenue interest, in and to the Valentine Leases, along with a 100% right, title and interest in all contracts affecting the Valentine Leases, all under the terms and conditions of such Participation Agreement, including the following consideration: (a) Magnetar paid $964,448 from which we are required to pay bonuses of $240,000 to consultants resulting in net proceeds to us of $664,448; (b) Magnetar agrees to pay all delay rentals pertaining to the Valentine Leases which accrue during calendar year 2024 and during the months of January through August of 2025, provided, however, that if the initial test well is commenced at any time prior to the end of August, 2025, Magnetar’s obligation to bear delay rental expenses thereafter will be deemed terminated, and the obligation for the payment of subsequent delay rentals shall be governed by the subject operating agreement; (c) in the event Magnetar has not commenced actual drilling operations on lands covered by the Valentine Leases on or prior August 31, 2025, then Developer shall have the option to continue paying rentals or extending the leases within the Area of Mutual Interest (the “AMI”) until December 31, 2026; (d) we will have the option to participate for up to a 1/3 working interest in the initial test well to be undertaken by Magnetar on lands covered by the Valentine Leases, with this right to extend to subsequent wells to be undertaken by Magnetar, subject to the further provisions regarding operations; and (e) at least three working days prior to its spudding the initial test well, Magnetar will pay to us a spud fee of $600,000 of which $360,000 of the cost thereof will be shared with consultants leaving us with $240,000.

Also concurrent with the closing of the above transactions with Wildcat, we enter into and closed a Participation Agreement with Magnetar under which we sold to Developer a 100% working interest, entitled to not less than a 75% net revenue interest, in and to the Panther Leases covering approximately 618 gross acres of land situated within the AMI provided therein, along with a 100% right, title and interest in all contracts affecting the Panther Leases, for the following consideration: (a) Magnetar paid $428,918.05 to us and $70,081.95 to MPC for delay rentals paid by it; (b) Magnetar agrees to reimburse McCabe for its payment of delay rentals to sustain certain of the Panther Leases coming due in March and April 2024 in the amount of $70,081.98; (c) Magnetar agrees to pay all delay rentals pertaining to the Panther Leases which accrue during calendar year 2024, shown to be $23,888.90; (d) in the event Magnetar is unable to commence actual drilling operations on lands covered by the Subject Panther Leases on or prior February 1, 2025, then Magnetar shall have the option to extend or take new leases on any of the Panther Leases that would expire during the following 12 calendar months; (e) we will have the option to participate up to a 1/3 working interest in the initial test well to be undertaken by Magnetar on lands covered by the Panther Leases, with this right to extend to subsequent wells to be undertaken by Magnetar, subject to the further provisions regarding operations; (f) prior to its spudding the initial test well, Magnetar will pay to us a spud fee equal to $100,000 of which $20,000 will be shared with a consultant.

The Company has recorded a Gain on the Sale of properties from the Wildcat acquisition of $618,504 as of June 30, 2024.

The McCabe Contribution Agreement

On July 25, 2023, the Company entered into a Contribution Agreement among the Company, Mr. McCabe, and MPC, an entity exclusively owned and operated by Mr. McCabe (the “McCabe Contribution Agreement”), pursuant to which Mr. McCabe will contribute up to a ten percent (10%) back-in working interest option for the Orogrande Project exercisable following the point in time at which the proceeds of all production from all operations conducted on the Orogrande Project (exclusive of royalty, overriding royalty and taxes chargeable to the working interest) equals the actual cost incurred by NBH and its predecessors in drilling, testing, equipping and the cost of operating the wells located on the Orogrande Prospect, inclusive of overhead charges (the “Back-In Interest”), an option originally granted to Mr. McCabe pursuant to that certain Participation Agreement, dated September 23, 2014 (the “Participation Agreement”), by and among Mr. McCabe, Hudspeth, and MPC, and MPC will contribute up to one hundred percent (100%) of the interest currently held by MPC in the drilling project located on over 1,150 acres in Vermillion Parish, Louisiana (the “Bronco Prospect”). Pursuant to the McCabe Contribution Agreement, and subject to the satisfaction of certain conditions provided therein, including the effectiveness of the Company’s Registration Statement on Form S-1 (File No. 333-273442) filed with the SEC on July 26, 2023 (as amended, the “Registration Statement”), Mr. McCabe would contribute an amount of the Back-In Interest and MPC would contribute an amount of the Bronco Prospect in proportion to the percentage of shares of common stock of NBH that were directly registered in the name of the beneficial owner with the Company’s transfer agent on or prior to the record date (as defined in the Registration Statement) and remain directly registered with the Company’s transfer agent for the holding period (as defined in the Registration Statement). The Registration Statement, however, was ultimately withdrawn at the request of the SEC and the Company is presently evaluating other alternatives.

4.	OIL & NATURAL GAS PROPERTIES

The following table presents the capitalized costs for oil and natural gas properties of the Company:

	December 31, 2023	December 31, 2022
Evaluated costs subject to amortization	$-	$-
Unevaluated costs	107,910,429	80,743,013
Total capitalized costs	107,910,429	80,743,013
Less accumulated depreciation, depletion and amortization	-	-
Less accumulated impairment	(107,910,429)	(80,743,013)
Total oil and gas properties	$-	$-

Unevaluated costs as of December 31, 2023, and December 31, 2022, include cumulative costs of developing projects including the Orogrande and Hazel Projects in West Texas and the costs related to the Oklahoma Properties. In accordance with required purchase accounting adjustments related to the Spin-Off, the carrying value of the oil and natural gas assets were adjusted to fair value as of December 15, 2022.

The Company periodically adjusts for the separation of evaluated versus unevaluated costs within its full cost pool to recognize the value impairment related to the expiration of, or changes in market value, of unevaluated leases. The impact of reclassifications as they become necessary is to increase the basis for calculation of future period’s depletion, depreciation and amortization which effectively recognizes the impairment on the consolidated statement of operations over future periods. Reclassified costs also become evaluated costs for purposes of ceiling tests, and which may cause recognition of increased impairment expense in future periods. There were no remaining cumulative unevaluated costs which had been reclassified within the Company’s full cost pool totals as of December 31, 2023, or December 31, 2022, since the Company had no proved reserve value associated with our properties.

Due to the volatility of commodity prices, should oil and natural gas prices decline in the future, it is possible that a write-down could occur. Proved reserves are estimated quantities of crude oil, natural gas, and NGLs, which geological and engineering data demonstrate with reasonable certainty to be recoverable from known reservoirs under existing economic and operating conditions. The independent engineering estimates include only those amounts considered to be proved reserves and do not include additional amounts which may result from new discoveries in the future, or from application of secondary and tertiary recovery processes where facilities are not in place or for which transportation or marketing contracts are not in place. Estimated reserves to be developed through secondary or tertiary recovery processes are classified as unevaluated properties.

Current Projects

The Company is an energy company engaged in the acquisition, exploration, exploitation and/or development of oil and natural gas properties in the United States. The Company is primarily focused on the acquisition of early-stage projects, the development and delineation of these projects, and then the monetization of those assets once these activities are completed.

The Company’s primary focus is the development of interests in oil and natural gas projects it holds in the Permian Basin in West Texas. The Company also holds minor interests in certain other oil and natural gas projects in Central Oklahoma that it is in the process of divesting.

As of December 31, 2023, the Company had interests in three oil and natural gas projects: the Orogrande Project in Hudspeth County, Texas (16 wells), the Hazel Project in Sterling, Tom Green, and Irion Counties, Texas, (7 wells) and two wells in Central Oklahoma.

Orogrande Project, West Texas

On August 7, 2014, Torchlight entered into a Purchase Agreement with Hudspeth, McCabe Petroleum Corporation (“MPC”), and Gregory McCabe (“Mr. McCabe”). Mr. McCabe was the sole owner of both Hudspeth and MPC. Under the terms and conditions of the Purchase Agreement, Torchlight purchased 100% of the capital stock of Hudspeth which held certain oil and natural gas assets, including a 100% working interest in approximately 172,000 predominately contiguous acres in the Orogrande Basin in West Texas. Mr. McCabe has, at his option, a 10% working interest back-in after payout and a reversionary interest if drilling obligations are not met, all under the terms and conditions of a participation and development agreement among Hudspeth, MPC and Mr. McCabe. Such back-in interest was contributed to the Company pursuant to that certain Contribution Agreement (as defined below). Mr. McCabe also owns a controlling interest in Magdalena, an entity that holds a 4.5% overriding royalty interest in the Orogrande acreage, which he obtained prior to, and was not a part of the August 2014 transaction.

Effective March 27, 2017, the Orogrande acreage became subject to a University Lands D&D Unit Agreement (“DDU Agreement”), which allows for all 192 existing leases covering approximately 134,000 gross acres leased from University Lands to be combined into one drilling and development unit for development purposes. The term of the DDU Agreement expires on December 31, 2024, and the time to drill on the drilling and development unit continues through December 31, 2024. The DDU Agreement grants the right to extend the DDU Agreement through December 31, 2029 if compliance with the DDU Agreement is met and the extension fee associated with the additional time is paid. The Company expects to exercise its option to extend the term under the DDU Agreement prior to its expiration.

Drilling obligations under the DDU Agreement include five wells per year in the years 2021, 2022 and 2023 and five wells in 2024. The drilling obligations are minimum yearly requirements and may be exceeded if acceleration is desired.

Drilling Requirement 2023

Effective as of October 6, 2023, the Company and certain investor participants (each a “Participant” and collectively the “Participants”) entered into twenty-five separate Participation Agreements (the “Participation Agreements”), “The Johnson Project,” to conduct drilling of wells in approximately 17,000 acres in Hudspeth County, Texas, which is a portion of the Company’s Orogrande Prospect. The aggregate total of Prospect Fees paid by the participants was $1,700,000.

As of December 31, 2023, the 2023 drilling requirements had been met and leases covering approximately 134,000 acres remain in effect.

While drilling wells under our 2023 and 2022 drilling obligation, our operations team deployed a new mist drilling solution that increased hole stability, which we believe will result in meaningful cost savings for additional wells drilled in the Orogrande Project. Multiple test wells were drilled in the Orogrande Project in order to stay in compliance with the DDU Agreement. While these previously drilled wells may have potential to produce hydrocarbons to sell commercially in the future, we have no immediate plans to deploy the additional capital necessary to sell production from these wells to third parties. Instead, we plan to use the results from these wells to determine our drilling plans for future wells, including reservoir locations, target depths and designated acreage, in the Orogrande Project. Notwithstanding the foregoing, development of the wells continued through December 31, 2023, to further capture and document the scientific base in support of demonstrating the production potential of the property.

Acquisition of Working Interest

On December 21, 2022, the Company entered into that certain Agreement and Plan of Merger (the “Merger Agreement”) with Hudspeth, Wolfbone, MPC and Mr. McCabe, pursuant to which in a series of transactions the oil and natural gas leases, the lands covered by such leases, pooling and communitization agreements, rights-of-way, the surface estate of the lands and all wells located in Orogrande Project will be transferred, conveyed and assigned to Hudspeth (or its designated assignee) in consideration of (1) treating the Orogrande Obligations (as defined in the Merger Agreement) as having been irrevocably satisfied and discharged in full with respect to MPC and (2) an issuance of 56,297,638 shares of Company common stock to Mr. McCabe (such series of transactions collectively, the “Merger”).

The Merger became effective on April 25, 2023. As a result of the Merger, the Company acquired Wolfbone’s 22.6249% remaining rights to working interest in the Orogrande Project in consideration of the issuance by the Company of the 56,297,638 shares of the Company’s common stock to Mr. McCabe.

The Merger was completed in accordance with the Texas Business Organizations Code, whereby (a) the Company formed NBH MergeCo, LLC with the State of Texas (“MergeCo”) in order to cause Hudspeth to assign all of its rights under the Merger Agreement to MergeCo and MergeCo assumed Hudspeth’s obligations under the Merger Agreement, (b) MergeCo, Wolfbone and MPC merged with each of Wolfbone and MPC as surviving entities, and (c) Wolfbone became a direct and wholly-owned subsidiary of the Company. The closing of the transactions contemplated by the Merger Agreement occurred on May 11, 2023.

On May 11, 2023, the Company and its wholly owned subsidiary, Hudspeth, entered into a contribution and exchange agreement with each of the prior working interest owners in the Orogrande Project named in the table below (each an “Orogrande Owner” and collectively, the “Orogrande Owners”), pursuant to which, the Company issued to the Orogrande Owners the number of shares of the Company’s common stock set forth opposite such Orogrande Owner’s name below in exchange for and in order to acquire such Orogrande Owner’s rights to working interest in the Orogrande Project.

	Shares of Common Stock	Working Interest Contribution
Dingus Investments, Inc.	7,050,382	2.8334%
Pandora Energy, LP	6,220,779	2.5000%
Kennedy Minerals, Ltd	6,220,779	2.5000%
The de Compiegne Property Company No. 20, Ltd	6,220,779	2.5000%
Loma Hombre Energy, LLC	622,078	0.2500%
Sero Capital, LLC	725,840	0.2917%
TOTAL	27,060,637	10.8751%

The Orogrande Project ownership as of December 31, 2023, is detailed as follows:

	Revenue	Working
	Interest	Interest
University Lands – Mineral Owner	20.000%

ORRI – Magdalena Royalties, LLC, an entity controlled by Gregory McCabe, Chairman of the Board	4.500%

ORRI – Unrelated Party	0.500%

Hudspeth Oil Corporation, a subsidiary of Next Bridge Hydrocarbons, Inc.	56.250%	75.000%
Wolfbone Investments, LLC, a subsidiary of Next Bridge Hydrocarbons, Inc.	18.750%	25.000%
	100.000%	100.000%

Hazel Project in the Midland Basin in West Texas

Effective April 4, 2016, TEI acquired from MPC a 66.66% working interest in approximately 12,000 acres in the Midland Basin. A back-in after payout of a 25% working interest was retained by MPC and another unrelated working interest owner.

In October 2016, the holders of all of Torchlight’s then-outstanding shares of Series C Preferred Stock (which were issued in July 2016) elected to convert into a total 33.33% working interest in our Hazel Project, reducing TEI’s ownership from 66.66% to a 33.33% working interest.

Acquisition of Additional Interests in Hazel Project

On January 30, 2017, Torchlight entered into and closed an Agreement and Plan of Reorganization and a Plan of Merger with an entity which was wholly owned by Mr. McCabe, which resulted in the acquisition of approximately 40.66% working interest in the 12,000 gross acres, 9,600 net acres, in the Hazel Project.

Also on January 30, 2017, Torchlight entered into and closed a Purchase and Sale Agreement with Wolfbone. Under the agreement, Torchlight acquired certain of Wolfbone’s Hazel Project assets, including its interest in the Flying B Ranch #1 well and the 40-acre unit surrounding the well.

Upon the closing of the transactions, the Torchlight working interest in the Hazel Project increased by 40.66% to a total ownership of 74%.

Effective June 1, 2017, Torchlight acquired an additional 6% working interest from unrelated working interest owners increasing its working interest in the Hazel Project to 80%, and an overall net revenue interest of 75%.

Seven test wells have been drilled on the Hazel Project to capture and document the scientific base in support of demonstrating the production potential of the property.

Option Agreement with Masterson Hazel Partners, LP

On August 13, 2020, the Company’s subsidiaries TEI and Torchlight Hazel (collectively, “Torchlight Subs”) entered into an option agreement (the “Option Agreement”) with Masterson Hazel Partners, LP (“MHP”) and MPC. Under the agreement, MHP was obligated to drill and complete, or cause to be drilled and completed, at its sole cost and expense, a new lateral well (the “Well”) on the Hazel Project, sufficient to satisfy Torchlight Subs’s continuous development obligations on the southern half of the prospect no later than September 30, 2020. MHP has satisfied this drilling obligation. MHP paid Torchlight Subs $1,000 as an option fee at the time of execution of the Option Agreement. MHP is entitled to receive, as its sole recourse for the recoupment of drilling costs, the revenue from production of the Well attributable to Torchlight Subs’s interest until such time as it has recovered its reasonable costs and expenses for drilling, completing, and operating the well.

In exchange for MHP satisfying the above drilling obligations, Torchlight Subs granted to MHP the exclusive right and option to perform operations, at MHP’s sole cost and expense, on the Hazel Project sufficient to satisfy Torchlight Subs’s continuous development obligations on the northern half of the prospect. MHP declined to exercise its option to purchase the entire Hazel Project.

Hunton Play, Central Oklahoma

As of December 31, 2023, the Company was producing from one well in the Viking Area of Mutual Interest and one well in Prairie Grove.

The McCabe Contribution Agreement

On July 25, 2023, the Company entered into a Contribution Agreement among the Company, Mr. McCabe, and MPC, an entity exclusively owned and operated by Mr. McCabe (the “McCabe Contribution Agreement”), pursuant to which Mr. McCabe will contribute up to a ten percent (10%) back-in working interest option for the Orogrande Project exercisable following the point in time at which the proceeds of all production from all operations conducted on the Orogrande Project (exclusive of royalty, overriding royalty and taxes chargeable to the working interest) equals the actual cost incurred by NBH and its predecessors in drilling, testing, equipping and the cost of operating the wells located on the Orogrande Prospect, inclusive of overhead charges (the “Back-In Interest”), an option originally granted to Mr. McCabe pursuant to that certain Participation Agreement, dated September 23, 2014 (the “Participation Agreement”), by and among Mr. McCabe, Hudspeth, and MPC, and MPC will contribute up to one hundred percent (100%) of the interest currently held by MPC in the drilling project located on over 1,150 acres in Vermillion Parish, Louisiana (the “Bronco Prospect”). Pursuant to the McCabe Contribution Agreement, and subject to the satisfaction of certain conditions provided therein, including the effectiveness of the Company’s Registration Statement on Form S-1 (File No. 333-273442) filed with the SEC on July 26, 2023 (as amended, the “Registration Statement”), Mr. McCabe will contribute an amount of the Back-In Interest and MPC will contribute an amount of the Bronco Prospect in proportion to the percentage of shares of common stock of NBH that are directly registered in the name of the beneficial owner with the Company’s transfer agent on or prior to the record date (as defined in the Registration Statement) and remain directly registered with the Company’s transfer agent for the holding period (as defined in the Registration Statement).